Form N-1A Cover	Nov. 06, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	GRANITESHARES ETF TRUST
Entity Central Index Key	0001689873
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 06, 2026
Document Effective Date	Nov. 06, 2026
Prospectus Date	Nov. 06, 2026